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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09221

The Community Reinvestment Act Qualified Investment Fund

(Exact name of registrant as specified in charter)

1830 Main Street
Suite 204
Weston, FL 33326

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code:	1-877-272-1977

Date of fiscal year end:	5/31/2007
Date of reporting period:	11/30/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders for the period ended November 30, 2006 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”)(17 CFR 270.30e-1) is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND

SEMI-ANNUAL REPORT

November 30, 2006

TABLE OF CONTENTS

Manager’s Discussion & Analysis	1
Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	24
Statement of Operations	25
Statement of Changes in Net Assets	26
Financial Highlights	27
Notes to Financial Statements	28

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund for the six-month period ended November 30, 2006.

Assets continued to grow to the Fund’s highest levels since its inception: $720,419,484 as of November 30, 2006. We believe the positive effects of the Fund’s investments assist low- and moderate-income families throughout the nation. As of November 30, 2006, investments in the Fund helped finance approximately 120,000 affordable rental housing units; 3,700 mortgages for low- and moderate income families; $27.3 million in affordable healthcare facilities; $116.6 million in economic development programs including brownfield redevelopment, childcare services and neighborhood revitalization programs; $69.2 million in job creation and job training programs; and $270.3 million toward statewide home ownership and down payment assistance programs throughout the United States.

We believe the positive effects of the Fund’s investments, along with the Fund’s disciplined investment and research approach, contributed to our depository shareholders’ continuation of a 100% success rate earning positive consideration for the Community Reinvestment Act investment test.

Management’s Discussion of Fund Performance

For the six-month period ended November 30, 2006, the Fund delivered total returns of 5.54%*. For the same period, the Lehman Brothers Aggregate Bond Index had a return of 5.93%.

For the six-month period ended November 30, 2006, the yield curve shifted higher on the short end and lower on the intermediate and long-term end, resulting in an inverted curve. After 17 consecutive quarter-point increases, the Federal Reserve left the Federal Funds rate at 5.25% mid-year and the 10-year Treasury declined from 4.85% to 4.46%. Within the bond market, corporate bonds were the best performing sector during this time frame.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

Sincerely,

David K. Downes
CRAFund Advisors

* Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This shareholder report may contain certain forward-looking statements concerning the Fund that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning future events, such as changes in the levels of interest rates. Fund management believes these forward looking statements to be reasonable, although they are inherently uncertain. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE COMMUNITY REINVESTMENT ACT QUALIFIED  INVESTMENT FUND

FUND PROFILE
  November 30, 2006 (Unaudited)

Top Ten Holdings*
(% of Net Assets)

GNMA Multi Family Pool 2006-63 A, 4.255%, 02/16/2032	3.15%
GNMA Multi Family Pool 2005-59 B, 4.816%, 10/16/2029	2.43%
Maryland Community Development Administration, 6.07%, 09/01/2037	1.82%
Virginia Housing Development Authority, 5.50%, 06/26/2034	1.46%
GNMA Multi Family Pool 2006-51 A, 4.253%, 10/16/2030	1.41%
Texas Department of Housing & Community Affairs, 7.01%, 09/01/2026	1.14%
CRF Affordable Housing, 5.5%, 04/25/2035	1.13%
Charlotte County Florida Housing Finance, 5.01%, 07/01/2037	1.07%
FNMA Pool 873830, 5.94%, 07/01/2024	1.04%
Maryland Community Development Administration, 5.21%, 05/15/2036	1.01%
15.66%

Asset Allocation
(% of Net Assets)

Corporate Bonds	0.05%
FGLMC Single Family	13.99%
FHA Project Loan	0.59%
FNMA Multi Family	16.64%
FNMA Single Family	12.26%
GNMA Multi Family	19.93%
GNMA Single Family	0.04%
HUD	0.02%
Investment Companies	0.71%
Municipal Bonds	34.56%
Miscellaneous Investments	1.31%
SBA	1.67%
Short Term Investments	1.58%
Liabilities in Excess of Other Assets	(3.35)%
100.00%

*Excluding Short-Term Investments

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

EXPENSES
November 30, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect costs, including management fees and distribution (12b-1) fees; and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2006 and held for the six-month period ended November 30, 2006.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period* June 1, 2006 Through November 30, 2006

Actual	$1,000.00	$1,055.40	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81

* Expenses are equal to the Fund’s annualized expense ratio of 0.95%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 5.54% for the fiscal period of June 1, 2006 to November 30, 2006.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS
November 30, 2006 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$377,966
TOTAL CORPORATE BONDS (Cost $370,000)		377,966

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.14%

FGLMC Single Family - 13.99%
Pool A30453, 5.00%, 12/01/2034	784,527	768,118
Pool A34544, 5.00%, 04/01/2035	3,052,191	2,983,960
Pool A38831, 5.00%, 04/01/2035	1,700,256	1,662,247
Pool A40763, 5.00%, 12/01/2035	843,357	824,503
Pool A42100, 5.00%, 01/01/2036	1,020,534	997,720
Pool A45069, 5.00%, 05/01/2035	1,235,515	1,233,370
Pool A45529, 5.00%, 06/01/2035	3,586,897	3,506,712
Pool A46125, 5.00%, 07/01/2035	3,611,079	3,530,353
Pool A46739, 5.00%, 08/01/2035	1,251,634	1,223,654
Pool A47419, 5.00%, 10/01/2035	1,321,276	1,291,739
Pool A47548, 5.00%, 11/01/2035	2,011,824	1,966,850
Pool B31700, 5.00%, 07/01/2035	675,206	660,111
Pool A15506, 5.50%, 10/01/2033	1,401,058	1,399,570
Pool A16092, 5.50%, 11/01/2033	1,325,847	1,324,439
Pool A16466, 5.50%, 11/01/2033	1,324,039	1,322,633
Pool A19043, 5.50%, 02/01/2034	1,886,514	1,883,239
Pool A23250, 5.50%, 05/01/2034	1,062,571	1,060,726
Pool A26091, 5.50%, 08/01/2034	3,039,473	3,034,197
Pool A28167, 5.50%, 10/01/2034	1,607,061	1,604,271
Pool A30452, 5.50%, 12/01/2034	1,482,804	1,480,229
Pool A33163, 5.50%, 01/01/2035	1,495,779	1,491,549
Pool A34530, 5.50%, 04/01/2035	1,377,192	1,373,297
Pool A37281, 5.50%, 08/01/2035	635,584	633,787
Pool A37325, 5.50%, 08/01/2035	1,108,634	1,105,499
Pool A38484, 5.50%, 10/01/2035	1,290,944	1,287,293
Pool A40186, 5.50%, 11/01/2035	1,323,075	1,319,333
Pool A40764, 5.50%, 12/01/2035	1,712,061	1,707,220
Pool A42101, 5.50%, 01/01/2036	3,033,755	3,025,176
Pool A43744, 5.50%, 03/01/2036	1,063,125	1,059,608

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Pool A44641, 5.50%, 04/01/2036	$1,405,870	$1,401,220
Pool A45404, 5.50%, 06/01/2035	1,391,548	1,387,613
Pool A46469, 5.50%, 07/01/2035	1,011,417	1,008,557
Pool A46750, 5.50%, 08/01/2035	1,546,111	1,541,739
Pool A46861, 5.50%, 09/01/2035	870,974	851,503
Pool A47421, 5.50%, 10/01/2035	1,423,115	1,419,090
Pool A47557, 5.50%, 11/01/2035	1,230,990	1,227,509
Pool C72447, 5.50%, 10/01/2032	592,366	591,918
Pool C72677, 5.50%, 11/01/2032	735,334	734,779
Pool C74225, 5.50%, 11/01/2032	725,581	725,033
Pool C75088, 5.50%, 12/01/2032	669,655	669,149
Pool C79010, 5.50%, 04/01/2033	1,178,062	1,176,811
Pool C79063, 5.50%, 04/01/2033	646,085	645,398
Pool A15513, 6.00%, 10/01/2033	327,413	331,827
Pool A26090, 6.00%, 08/01/2034	692,183	700,813
Pool A40185, 6.00%, 11/01/2035	483,323	488,835
Pool A40766, 6.00%, 12/01/2035	852,444	862,165
Pool A42102, 6.00%, 01/01/2036	884,773	894,863
Pool A42806, 6.00%, 02/01/2036	2,722,461	2,753,508
Pool A43728, 6.00%, 03/01/2036	1,467,983	1,484,419
Pool A43745, 6.00%, 03/01/2036	2,804,948	2,836,935
Pool A44642, 6.00%, 04/01/2036	2,540,265	2,569,235
Pool A49014, 6.00%, 05/01/2036	3,534,366	3,573,936
Pool A49847, 6.00%, 06/01/2036	3,247,996	3,284,360
Pool A50702, 6.00%, 07/01/2036	1,097,913	1,110,205
Pool A52235, 6.00%, 09/01/2036	1,001,834	1,013,051
Pool A52901, 6.00%, 09/01/2036	1,285,759	1,300,155
Pool A53439, 6.00%, 10/01/2036	1,177,009	1,190,187
Pool A54312, 6.00%, 11/01/2036	1,500,108	1,517,215
Pool B31165, 6.00%, 12/01/2031	328,479	333,297
Pool C61762, 6.00%, 12/01/2031	117,396	119,118
Pool C70994, 6.00%, 09/01/2032	416,190	422,176
Pool C72004, 6.00%, 09/01/2032	413,531	419,478
Pool C74224, 6.00%, 11/01/2032	296,157	300,416
Pool C74648, 6.00%, 11/01/2032	393,780	399,444
Pool C74651, 6.00%, 11/01/2032	52,317	53,069
Pool C75089, 6.00%, 12/01/2032	321,220	325,840

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Pool C76059, 6.00%, 01/01/2033	$612,446	$621,255
Pool C77393, 6.00%, 02/01/2033	318,847	323,145
Pool A49963, 6.50%, 06/01/2036	1,126,484	1,149,512
Pool A50703, 6.50%, 07/01/2036	2,160,270	2,204,431
Pool A51486, 6.50%, 08/01/2036	1,430,827	1,460,076
Pool A52237, 6.50%, 08/01/2036	1,105,491	1,128,089
Pool A52899, 6.50%, 09/01/2036	1,004,806	1,025,346
Pool A53441, 6.50%, 10/01/2036	1,154,056	1,177,647
Pool B31166, 6.50%, 12/01/2031	167,300	171,688
Pool C38992, 6.50%, 12/01/2029	378,801	389,570
Pool C50755, 6.50%, 03/01/2031	109,589	112,463
Pool C54246, 6.50%, 07/01/2031	73,342	75,266
Pool C58863, 6.50%, 09/01/2031	84,750	87,025
Pool C59148, 6.50%, 10/01/2031	91,958	94,370
Pool C61764, 6.50%, 12/01/2031	182,816	187,611
Pool C63392, 6.50%, 01/01/2032	71,997	73,833
Pool C64625, 6.50%, 02/01/2032	256,534	263,074
Pool C65420, 6.50%, 03/01/2032	248,036	254,360
Pool C66762, 6.50%, 05/01/2032	138,434	141,964
Pool C66763, 6.50%, 05/01/2032	589,797	604,834
Pool C66830, 6.50%, 05/01/2032	205,324	210,559
Pool C68518, 6.50%, 06/01/2032	217,792	223,345
Pool C72446, 6.50%, 08/01/2032	368,986	378,394
Pool C41299, 7.50%, 08/01/2030	97,394	101,514
		100,885,640
FHA Project Loan - 0.59%
FHA Project Loan
034-35271, 6.95%, 11/01/2025 (a)	416,382	434,995
034-35272, 6.95%, 11/01/2025 (a)	410,896	429,263
WM 2002-1, 7.43%, 08/01/2019 (a)	1,682,860	1,691,779
Reilly
130, 7.43%, 08/25/2021 (a)	1,714,041	1,722,954
		4,278,991
FNMA Multi Family - 16.64%
Pool 386380, 4.21%, 07/01/2013	476,474	457,403

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Pool 386418, 4.35%, 08/01/2013	$2,380,850	$2,301,529
Pool 386925, 4.36%, 04/01/2014	2,589,492	2,497,068
Pool 387459, 4.48%, 06/01/2011	949,875	931,942
Pool 386084, 4.56%, 01/01/2012	122,736	120,621
Pool 386219, 4.60%, 06/01/2013	1,664,770	1,630,920
Pool 386947, 4.62%, 11/01/2014	1,944,213	1,900,822
Pool 386602, 4.66%, 10/01/2013	2,877,704	2,826,138
Pool 386432, 4.75%, 08/01/2013	1,121,615	1,102,892
Pool 387425, 4.76%, 06/01/2015	5,885,057	5,795,840
Pool 386862, 4.78%, 05/01/2014	1,929,769	1,899,655
Pool 387286, 4.78%, 03/01/2015	4,505,691	4,444,351
Pool 387240, 4.79%, 03/01/2013	684,182	677,222
Pool 387159, 4.83%, 12/01/2014	1,154,887	1,142,929
Pool 387284, 4.84%, 03/01/2015	977,129	963,321
Pool 387273, 4.89%, 02/01/2015	1,268,989	1,254,985
Pool 387277, 4.89%, 02/01/2015	1,366,603	1,351,523
Pool 386968, 4.92%, 05/01/2014	4,558,130	4,536,151
Pool 387202, 4.98%, 12/01/2014	4,940,090	4,932,794
Pool 387560, 4.98%, 09/01/2015	3,408,128	3,388,334
Pool 387109, 5.02%, 09/01/2014	1,949,810	1,951,493
Pool 387517, 5.02%, 08/01/2020	1,968,605	1,955,923
Pool 386980, 5.04%, 06/01/2014	1,259,425	1,261,789
Pool 873236, 5.09%, 02/01/2016	990,669	990,569
Pool 386106, 5.10%, 10/01/2018	259,041	250,290
Pool 387433, 5.11%, 06/01/2023	982,415	965,021
Pool 387289, 5.12%, 07/01/2029	3,647,489	3,582,545
Pool 873384, 5.17%, 02/01/2021	992,930	999,512
Pool 386104, 5.185%, 04/01/2021	379,921	375,152
Pool 387215, 5.19%, 01/01/2023	764,682	747,918
Pool 387216, 5.19%, 01/01/2023	596,756	583,797
Pool 387438, 5.19%, 06/01/2020	491,159	487,898
Pool 387446, 5.22%, 06/01/2020	3,931,521	3,942,836
Pool 385993, 5.23%, 04/01/2021	956,729	973,787
Pool 386892, 5.23%, 04/01/2022	560,635	556,912
Pool 387452, 5.25%, 06/01/2035	786,292	776,939
Pool 873414, 5.285%, 02/01/2024	1,783,407	1,813,773
Pool 387349, 5.31%, 04/01/2020	2,254,566	2,274,192
Pool 387312, 5.33%, 04/01/2035	2,942,033	2,919,029

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Pool 873470, 5.42%, 03/01/2016	$2,065,597	$2,110,906
Pool 387399, 5.46%, 08/01/2020	296,853	304,556
Pool 387158, 5.48%, 11/01/2022	978,461	1,000,257
Pool 873550, 5.55%, 04/01/2024	1,736,998	1,809,496
Pool 386730, 5.56%, 01/01/2022	2,183,403	2,190,521
Pool 874136, 5.57%, 12/01/2036 (a)	250,000	261,125
Pool 386969, 5.70%, 05/01/2009 (a)	418,263	418,807
Pool 387708, 5.70%, 11/01/2015	758,217	788,030
Pool 873766, 5.79%, 07/01/2024	1,096,362	1,167,391
Pool 386991, 5.86%, 06/01/2022	243,981	254,954
Pool 386464, 5.88%, 08/01/2021	2,798,228	2,904,513
Pool 873731, 5.88%, 07/01/2023	2,437,301	2,616,343
Pool 873830, 5.94%, 07/01/2024	6,974,184	7,519,433
Pool 387005, 5.95%, 06/01/2022	738,221	773,678
Pool 873642, 5.99%, 05/01/2024	681,507	737,908
Pool 873705, 6.03%, 06/01/2016	1,494,568	1,557,002
Pool 873706, 6.04%, 06/01/2016	1,992,775	2,076,892
Pool 873679, 6.10%, 06/01/2024	1,332,452	1,462,182
Pool 387046, 6.11%, 10/01/2022	642,848	682,018
Pool 385327, 6.16%, 08/01/2017	476,578	503,466
Pool 384215, 6.20%, 09/01/2016	1,128,631	1,144,669
Pool 383486, 6.33%, 04/01/2019	610,626	646,650
Pool 385229, 6.33%, 09/01/2017	2,251,936	2,465,918
Pool 384990, 6.57%, 04/01/2020	190,632	202,835
Pool 384201, 6.58%, 11/01/2026	785,644	871,631
Pool 380240, 6.59%, 05/01/2016	1,019,608	1,046,306
Pool 384719, 6.59%, 02/01/2017	1,432,022	1,555,364
Pool 383604, 6.645%, 05/01/2016	655,789	702,324
Pool 383145, 6.85%, 02/01/2019	2,012,102	2,182,718
Pool 385051, 6.89%, 05/01/2020	2,299,203	2,526,826
Pool 385052, 6.89%, 05/01/2020	734,819	807,671
Pool 386046, 7.22%, 04/01/2021	2,804,184	3,173,100
		120,031,305
FNMA Single Family - 12.26%
Pool TBA, 5.50%, 12/15/2036	1,365,250	1,360,130
Pool TBA, 6.00%, 12/15/2036	1,911,366	1,931,674

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Pool 670266, 5.00%, 01/01/2018	$452,465	$449,453
Pool 702422, 5.00%, 06/01/2033	420,841	412,151
Pool 776854, 5.00%, 11/01/2034	918,692	899,198
Pool 783885, 5.00%, 12/01/2034	1,146,684	1,122,352
Pool 786518, 5.00%, 05/01/2034	1,083,520	1,060,529
Pool 808194, 5.00%, 03/01/2035	1,334,091	1,303,724
Pool 809308, 5.00%, 01/01/2035	1,189,588	1,164,346
Pool 820333, 5.00%, 09/01/2035	1,636,875	1,599,616
Pool 829353, 5.00%, 10/01/2035	1,359,992	1,329,035
Pool 832752, 5.00%, 08/01/2035	1,250,638	1,222,171
Pool 868751, 5.00%, 04/01/2036	1,785,735	1,744,671
Pool 674879, 5.50%, 01/01/2033	210,675	210,440
Pool 677877, 5.50%, 11/01/2032	356,509	356,112
Pool 696281, 5.50%, 02/01/2033	165,751	165,567
Pool 720036, 5.50%, 07/01/2033	602,782	601,900
Pool 776709, 5.50%, 05/01/2034	868,419	866,702
Pool 779567, 5.50%, 05/01/2034	600,440	599,253
Pool 783867, 5.50%, 09/01/2034	1,368,037	1,365,331
Pool 783869, 5.50%, 11/01/2034	2,591,722	2,586,596
Pool 783891, 5.50%, 12/01/2034	3,713,594	3,706,248
Pool 783927, 5.50%, 10/01/2034	2,594,205	2,589,073
Pool 796896, 5.50%, 10/01/2034	1,820,113	1,816,513
Pool 808195, 5.50%, 02/01/2035	748,558	747,077
Pool 808202, 5.50%, 01/01/2035	2,627,084	2,621,887
Pool 808212, 5.50%, 02/01/2035	1,183,609	1,181,268
Pool 809305, 5.50%, 01/01/2035	794,293	792,722
Pool 809306, 5.50%, 01/01/2035	813,254	811,645
Pool 809307, 5.50%, 01/01/2035	2,256,402	2,251,938
Pool 809309, 5.50%, 01/01/2035	2,559,660	2,554,597
Pool 814622, 5.50%, 02/01/2035	3,561,729	3,550,516
Pool 815003, 5.50%, 03/01/2035	1,735,886	1,730,422
Pool 833181, 5.50%, 09/01/2035	1,010,794	1,007,612
Pool 865616, 5.50%, 02/01/2036	1,622,608	1,616,732
Pool 614014, 6.00%, 11/01/2031	150,583	152,752
Pool 614022, 6.00%, 11/01/2031	91,213	92,527
Pool 624093, 6.00%, 02/01/2032	346,798	351,794

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Pool 624108, 6.00%, 03/01/2032	$302,369	$306,629
Pool 783736, 6.00%, 07/01/2034	935,766	947,199
Pool 783866, 6.00%, 09/01/2034	2,502,304	2,532,877
Pool 783870, 6.00%, 11/01/2034	1,034,582	1,047,223
Pool 783925, 6.00%, 10/01/2034	598,244	605,553
Pool 786519, 6.00%, 07/01/2034	1,451,052	1,468,781
Pool 794353, 6.00%, 08/01/2034	927,036	938,363
Pool 796897, 6.00%, 09/01/2034	909,291	920,400
Pool 809310, 6.00%, 01/01/2035	911,057	922,188
Pool 852752, 6.00%, 01/01/2036	220,018	222,413
Pool 865614, 6.00%, 02/01/2036	2,120,902	2,144,408
Pool 866068, 6.00%, 02/01/2036	1,542,404	1,559,192
Pool 868753, 6.00%, 03/01/2036	1,606,062	1,623,543
Pool 868754, 6.00%, 03/01/2036	1,364,712	1,379,566
Pool 886135, 6.00%, 07/01/2036	3,313,787	3,349,855
Pool 886642, 6.00%, 08/01/2036	3,016,014	3,048,840
Pool 900105, 6.00%, 08/01/2036	1,484,121	1,500,274
Pool 900241, 6.00%, 08/01/2036	1,179,673	1,192,513
Pool 900648, 6.00%, 07/01/2036	1,437,543	1,453,189
Pool 901392, 6.00%, 09/01/2036	1,215,524	1,228,753
Pool 903485, 6.00%, 10/01/2036	1,105,629	1,117,662
Pool 601826, 6.50%, 09/01/2031	90,960	93,366
Pool 624109, 6.50%, 03/01/2032	201,743	206,829
Pool 641885, 6.50%, 03/01/2032	181,342	185,914
Pool 886136, 6.50%, 07/01/2036	1,019,133	1,039,966
Pool 886808, 6.50%, 07/01/2036	1,016,313	1,037,089
Pool 900106, 6.50%, 08/01/2036	1,116,478	1,139,301
Pool 900242, 6.50%, 08/01/2036	1,466,834	1,496,819
Pool 900649, 6.50%, 09/01/2036	2,165,468	2,209,735
Pool 901391, 6.50%, 09/01/2036	1,571,594	1,603,721
		88,448,435

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
GNMA Multi Family - 19.93%
Pool 2006-39 A, 3.772%, 06/16/2025	$5,396,867	$5,238,798
Pool 2004-103 A, 3.878%, 12/16/2019	339,086	332,622
Pool 2006-8 A, 3.942%, 08/16/2025	4,180,208	4,090,593
Pool 2005-79 A, 3.998%, 10/16/2033	3,584,379	3,506,577
Pool 2006-66 A, 4.087%, 08/16/2030 (a)	5,000,000	4,881,500
Pool 2006-9 A, 4.201%, 08/16/2026	3,734,956	3,662,259
Pool 2006-3 A, 4.212%, 01/16/2028	6,120,699	6,006,671
Pool 2006-51 A, 4.253%, 10/16/2030	10,340,720	10,136,656
Pool 2006-63 A, 4.255%, 02/16/2032 (a)	23,250,000	22,726,875
Pool 2005-59 A, 4.388%, 05/16/2023	3,369,959	3,326,470
Pool 2005-87 A, 4.449%, 05/16/2025	4,555,609	4,494,878
Pool 2005-10 C, 4.667%, 08/16/2029	1,000,000	977,755
Pool 2005-34 B, 4.739%, 04/16/2029	4,800,000	4,748,280
Pool 2005-59 B, 4.816%, 10/16/2029	17,700,000	17,530,930
Pool 2005-79 C, 4.952%, 11/16/2045	1,000,000	990,294
Pool 631787, 4.99%, 11/15/2045	5,390,000	5,268,676
Pool 2006-32 A, 5.079%, 01/16/2030	3,722,119	3,726,302
Pool 2005-87 B, 5.116%, 01/16/2028	2,007,300	2,012,362
Pool 2006-39 B, 5.223%, 08/16/2028	2,000,000	2,014,218
Pool TBA, 5.30%, 01/01/2037 (a)	2,182,600	2,260,955
Pool 636349, 5.45%, 10/15/2007	2,350,000	2,366,565
Pool 642165, 5.47%, 10/15/2035	1,803,445	1,842,812
Pool 634979, 5.50%, 01/15/2036	459,742	470,930
Pool 643790, 5.50%, 06/15/2027	342,280	350,065
Pool 593486, 5.545%, 12/15/2045	3,557,000	3,594,384
Pool 593488, 5.545%, 12/15/2028	1,529,200	1,545,272
Pool 629318, 5.55%, 03/15/2046	597,412	618,755
Pool 638907, 5.875%, 01/15/2007	1,362,100	1,406,658
Pool 637911, 6.00%, 07/15/2035	454,902	479,921
Pool 639306, 6.00%, 01/15/2036	1,196,167	1,265,233
Pool 645747, 6.00%, 09/15/2032	658,146	694,251
Pool 649793, 6.05%, 08/15/2036	4,788,192	5,072,021
Pool 636413, 6.25%, 04/15/2036	1,274,748	1,366,387
Pool 645787, 6.25%, 08/15/2036	266,406	286,056
Pool 652073, 6.25%, 06/15/2036	363,330	395,604
Pool TBA, 6.25%, 01/31/2047 (a)	2,990,200	3,246,460
Pool 572704, 6.35%, 01/15/2032	807,599	830,583
Pool 608326, 6.50%, 10/15/2033	1,154,040	1,259,676
Pool 654736, 6.50%, 11/15/2036 (a)	1,646,700	1,815,981

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Pool 536576, 6.75%, 09/15/2036	$1,581,519	$1,641,149
Pool 645784, 6.75%, 02/15/2048	1,950,000	2,137,247
Pool 583872, 7.00%, 05/15/2032	819,156	880,915
Pool 586120, 7.00%, 09/15/2032	769,201	831,999
Pool 583902, 7.25%, 07/15/2030	448,853	486,070
Pool 591450, 7.50%, 07/15/2032	916,279	984,796
		143,803,461
GNMA Single Family - 0.04%
Pool 582048, 6.50%, 01/15/2032	126,887	130,854
Pool 530199, 7.00%, 03/20/2031	65,592	67,602
Pool 547302, 7.50%, 02/20/2031	84,278	87,588
		286,044
HUD - 0.02%
Housing Urban Development
Series 97-A, 7.13%, 08/01/2017	140,000	141,431

SBA - 1.67%
Small Business Association
Pool 507253, 5.50%, 05/25/2030 (b)	2,791,548	2,789,982
Pool 507766, 5.575%, 07/25/2031 (b)	1,292,739	1,295,646
Pool 507841, 5.575%, 08/25/2031 (b)	2,053,989	2,058,622
Pool 507417, 5.60%, 09/25/2030 (b)	4,149,768	4,162,554
Pool 507529, 5.60%, 11/25/2030 (b)	1,724,231	1,729,573
		12,036,377
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $470,327,051)		469,911,684

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 34.56%

Alabama - 0.12%
Alabama Incentive
7.75%, 10/01/2019	$800,000	$869,968

Arizona - 0.10%
Phoenix Industrial Development Authority
5.04%, 10/20/2016	750,000	734,197

Arkansas - 0.21%
Arkansas Development Finance Authority
3.45%, 10/01/2007	660,000	650,061
6.50%, 07/01/2021	815,000	845,978
		1,496,039
California - 1.44%
Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,652,396
Los Angeles Community Redevelopment Agency
5.32%, 12/01/2038 (b)	250,000	250,000
5.83%, 12/01/2017	700,000	726,670
5.90%, 09/01/2035	1,635,000	1,632,580
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	509,215
Redding Redevelopment Agency
6.00%, 09/01/2010	450,000	459,144
Sacramento County Housing Authority
7.65%, 09/01/2015	830,000	881,286
San Diego Redevelopment Agency
3.50%, 09/01/2007	185,000	182,489
4.00%, 09/01/2008	195,000	191,430
4.30%, 09/01/2009	200,000	195,694
San Francisco Redevelopment Authority
5.618%, 08/01/2016	1,000,000	1,022,860

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
San Mateo Redevelopment Agency
4.25%, 08/01/2012	$395,000	$380,539
4.375%, 08/01/2013	405,000	389,023
4.50%, 08/01/2014 to 08/01/2015	870,000	834,635
Vacaville Redevelopment Agency
7.00%, 09/01/2010	1,015,000	1,062,157
		10,370,118
Colorado - 0.37%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	1,423,875	1,395,483
5.36%, 11/01/2036 (b)	1,000,000	1,000,000
7.125%, 10/01/2012	255,000	261,107
		2,656,590
Connecticut - 0.55%
Connecticut Housing Finance Authority
3.44%, 11/15/2008	110,000	107,033
3.49%, 11/15/2007	345,000	339,408
3.77%, 11/15/2009	100,000	97,147
3.96%, 11/15/2010	100,000	96,281
4.16%, 11/15/2011	50,000	48,669
4.34%, 11/15/2012	560,000	545,390
4.46%, 11/15/2009	475,000	468,682
4.54%, 11/15/2010	475,000	467,918
4.61%, 11/15/2011	510,000	502,024
4.71%, 11/15/2013	540,000	533,693
5.34%, 11/15/2018	119,000	120,562
5.83%, 11/15/2016	645,000	678,456
		4,005,263
Delaware - 0.07%
Delaware State Housing Authority
4.00%, 07/01/2020	490,000	481,582

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Florida - 3.72%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	$4,690,000	$4,757,864
Charlotte County Florida Housing Finance
5.01%, 07/01/2037	7,000,000	7,708,680
Florida Housing Finance Corp.
5.29%, 01/01/2045 (b)	5,300,000	5,300,000
6.85%, 04/01/2021	355,000	376,147
7.00%, 09/01/2009	675,000	689,425
7.875%, 07/01/2015	480,000	507,466
Miami Beach
4.36%, 12/01/2007	1,710,000	1,694,046
4.67%, 12/01/2011	3,000,000	2,954,160
Miami-Dade County Housing Finance Authority
3.80%, 09/01/2012	5,000	4,870
4.00%, 06/01/2016	1,445,000	1,374,412
4.625%, 11/01/2014	275,000	271,815
6.60%, 08/01/2016	415,000	431,762
7.15%, 01/01/2019	275,000	295,867
Palm Beach County Housing Finance Authority Housing Revenue
4.50%, 12/01/2015	475,000	470,507
		26,837,021
Georgia - 0.25%
Fulton County Housing Authority
6.30%, 10/15/2014	515,000	530,373
Georgia State Housing & Finance Authority
4.55%, 06/01/2020	790,000	791,161
4.875%, 12/01/2024	500,000	513,380
		1,834,914
Illinois - 1.44%
Illinois Housing Development Authority
3.52%, 05/01/2027 (b)	500,000	500,000
4.55%, 12/01/2009	2,050,000	2,043,050
5.08%, 01/01/2013	460,000	459,508
5.11%, 07/01/2013	465,000	464,470

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
5.16%, 01/01/2015 to 07/01/2015	$1,050,000	$1,049,958
5.31%, 08/01/2036	1,995,000	1,991,429
5.50%, 12/01/2014	2,000,000	2,028,720
6.21%, 06/01/2026	1,320,000	1,382,660
7.82%, 06/01/2022	160,000	161,517
Upper Illinois River Valley Development Authority
7.85%, 02/01/2007	300,000	300,405
		10,381,717
Indiana - 1.25%
City of Elkhart
6.60%, 05/20/2014	465,000	491,840
Indiana Housing & Community Development Authority
5.692%, 07/01/2037	2,000,000	2,029,540
5.90%, 01/01/2037	3,500,000	3,569,335
Indiana Housing Finance Authority
2.20%, 07/01/2007	310,000	306,184
7.34%, 07/01/2030	2,515,000	2,652,017
		9,048,916
Iowa - 0.11%
Iowa Finance Authority
6.55%, 12/01/2015	755,000	791,180

Kentucky - 0.88%
Kentucky Housing Corp.
5.17%, 01/01/2013 to 07/01/2013	1,340,000	1,350,001
5.18%, 01/01/2014	160,000	161,029
5.33%, 07/01/2014	4,275,000	4,315,741
5.81%, 07/01/2014	500,000	517,285
		6,344,056
Louisiana - 0.14%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	500,000	504,420
5.60%, 12/01/2029	500,000	512,145
		1,016,565

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Maryland - 2.97%
Maryland Community Development Administration Department
5.208%, 05/15/2036 (b)	$7,300,000	$7,300,000
6.07%, 09/01/2037	13,000,000	13,126,620
Montgomery County Housing
5.23%, 01/01/2009	1,000,000	1,003,020
		21,429,640
Massachusetts - 1.32%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	25,594
5.84%, 12/01/2036	1,000,000	1,007,220
Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,600,000	2,603,874
5.27%, 12/01/2013	1,165,000	1,174,693
5.42%, 06/01/2009	250,000	251,073
5.54%, 12/01/2025	3,545,000	3,547,127
5.55%, 06/01/2025	940,000	942,688
		9,552,269
Michigan - 0.14%
Michigan State Housing Authority
5.39%, 12/01/2036 (b)	1,000,000	1,000,000

Minnesota - 0.55%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	500,000	509,485
5.85%, 07/01/2036	1,000,000	1,042,350
6.30%, 07/01/2023	1,000,000	1,041,270
St. Paul Housing & Redevelopment Authority
4.62%, 09/01/2009	250,000	247,437
5.14%, 09/01/2013	1,150,000	1,140,869
		3,981,411

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Mississippi - 0.21%
Mississippi Development Bank Special Obligation
5.00%, 06/01/2014	$395,000	$392,081
5.30%, 03/01/2031 (b)	1,100,000	1,100,000
		1,492,081
Missouri - 0.39%
Missouri Housing Development Commission
4.00%, 09/01/2023	335,000	329,117
4.15%, 09/25/2025	311,752	307,490
5.74%, 03/01/2037	500,000	505,790
5.82%, 03/01/2037	750,000	762,998
6.00%, 03/01/2025	880,000	889,838
		2,795,233
Nevada - 0.77%
Nevada Housing Division
3.83%, 10/01/2013	750,000	718,942
4.00%, 04/01/2007	50,000	49,744
5.11%, 04/01/2017	225,000	222,320
5.33%, 04/01/2031 (b)	585,000	585,000
5.41%, 10/01/2014	1,045,000	1,058,167
5.41%, 10/01/2026 (b)(c)	1,675,000	1,675,000
6.24%, 04/01/2013	1,195,000	1,232,045
		5,541,218
New Jersey - 0.67%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,141
7.18%, 08/01/2013	125,000	125,161
New Jersey State Housing & Mortgage Finance Agency
3.65%, 11/01/2039 (b)	800,000	800,000
3.75%, 10/01/2023 (b)	700,000	700,000
5.26%, 11/01/2047 (b)	1,100,000	1,100,000
5.30%, 05/01/2028 (b)	2,000,000	2,000,000
		4,840,302

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
New Mexico - 0.41%
New Mexico Mortgage Finance Authority
4.16%, 03/01/2009	$90,000	$88,411
4.625%, 03/01/2013	415,000	413,527
5.68%, 09/01/2013	510,000	528,467
6.15%, 01/01/2038	1,000,000	1,019,500
7.58%, 09/01/2027	845,000	876,375
		2,926,280
New York - 0.72%
City of Binghamton
7.00%, 08/01/2010	90,000	90,246
7.18%, 08/01/2013	140,000	140,433
New York City Housing Development Corp.
4.25%, 11/01/2009	1,050,000	1,028,632
4.43%, 11/01/2010	1,120,000	1,097,163
4.66%, 11/01/2010	2,205,000	2,187,713
New York State Housing Finance Agency
8.11%, 11/15/2038	170,000	174,136
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	491,465
		5,209,788
Ohio - 0.50%
County of Cuyahoga
4.25%, 06/01/2011	870,000	846,771
5.10%, 06/01/2018	730,000	718,780
Ohio Housing Finance Agency
5.57%, 09/01/2016	1,000,000	1,024,930
5.84%, 09/01/2016	1,000,000	1,014,330
		3,604,811
Oregon - 0.23%
City of Portland
4.10%, 06/01/2008	360,000	355,151
4.30%, 06/01/2011 to 06/01/2012	705,000	682,773

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
4.35%, 06/01/2013	$320,000	$307,222
4.45%, 06/01/2014	300,000	287,625
		1,632,771
Pennsylvania - 2.58%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,577,709
Commonwealth Financing Authority
4.95%, 06/01/2008	3,000,000	2,997,420
5.00%, 06/01/2009	4,170,000	4,174,796
5.08%, 06/01/2010	1,730,000	1,736,557
5.13%, 06/01/2012	985,000	991,077
5.24%, 06/01/2014	500,000	505,240
5.63%, 06/01/2023	1,000,000	1,031,770
Pennsylvania Housing Finance Agency
5.755%, 10/01/2037	4,500,000	4,547,520
5.84%, 04/01/2037	1,000,000	1,025,550
		18,587,639
Rhode Island - 0.08%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	575,322

South Dakota - 0.21%
South Dakota Housing Development Authority
3.45%, 05/01/2032 (b)	1,550,000	1,550,000

Tennessee - 0.03%
Tennessee Housing Development Agency
2.80%, 01/01/2007	250,000	249,755

Texas - 1.59%
Texas Department of Housing & Community Affairs
5.39%, 09/01/2019 (b)	1,100,000	1,100,000
7.01%, 09/01/2026	7,725,000	8,178,689

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
Texas Public Finance Authority
2.875%, 12/15/2006	$700,000	$699,524
3.125%, 06/15/2007	1,475,000	1,458,200
		11,436,413
Utah - 5.19%
Utah Housing Corp.
3.36%, 07/01/2014	1,935,000	1,875,789
3.39%, 07/01/2014	1,035,000	1,024,340
3.48%, 07/01/2014	1,280,000	1,243,827
3.52%, 07/01/2014	1,130,000	1,114,734
4.04%, 07/01/2015	2,365,000	2,337,377
4.55%, 07/01/2015	1,365,000	1,355,117
4.78%, 07/01/2015	1,910,000	1,901,863
4.87%, 07/20/2014	160,000	160,194
4.96%, 07/01/2016	1,325,000	1,317,501
5.26%, 07/20/2018	680,000	692,485
5.50%, 07/01/2016	3,000,000	3,059,250
5.92%, 07/01/2034	2,500,000	2,525,400
6.10%, 07/20/2028	4,250,000	4,472,742
6.12%, 01/01/2035	3,000,000	3,063,360
6.21%, 07/20/2018 to 01/01/2035	8,010,000	8,285,856
6.25%, 07/20/2018	725,000	753,181
West Jordan Redevelopment Agency
4.92%, 06/01/2009	865,000	863,391
5.00%, 06/01/2010	835,000	834,733
5.375%, 06/01/2018	530,000	527,975
		37,409,115
Virginia - 4.83%
Virginia Housing Development Authority
4.40%, 09/01/2012	1,320,000	1,277,628
4.82%, 03/01/2016	1,070,000	1,041,913
4.84%, 12/01/2013	1,045,000	1,032,209
4.89%, 12/01/2014	2,485,000	2,454,285
5.00%, 12/25/2032	1,908,572	1,863,243
5.07%, 03/01/2023	3,880,000	3,673,274

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Principal Amount	Value
5.35%, 12/01/2019	$2,145,000	$2,149,933
5.50%, 12/01/2020 to 03/25/2036	16,314,405	16,248,382
6.00%, 05/01/2013	1,000,000	1,026,680
6.50%, 06/25/2032	1,357,466	1,384,615
6.75%, 03/01/2010	500,000	522,930
7.125%, 11/01/2014	2,060,000	2,145,655
		34,820,747
Washington - 0.52%
State of Washington
3.40%, 07/01/2007	1,000,000	989,350
4.40%, 07/01/2009	2,000,000	1,978,420
Washington State Housing Finance Commission
6.03%, 01/01/2020	760,000	789,275
		3,757,045
TOTAL MUNICIPAL BONDS (Cost $247,749,008)		249,259,966
	Shares
INVESTMENT COMPANY - 0.71%
Evergreen Custodian Funds- Ultra Short Opportunity Fund	524,401	5,128,646
TOTAL INVESTMENT COMPANY (Cost $5,102,657)		5,128,646

MISCELLANEOUS INVESTMENTS - 1.31%
Community Reinvestment Revenue Note-A1, 5.68%, 06/01/2031 (c)	915,147	917,240
Community Reinvestment Revenue Note-A3, 5.90%, 06/01/2031 (c)	385,000	394,998
CRF Affordable Housing, 5.5%, 04/25/2035 (c)	8,122,606	8,120,177
		9,432,415
TOTAL MISCELLANEOUS INVESTMENTS (Cost $9,561,785)		9,432,415

SHORT TERM INVESTMENTS - 1.58%
Certificate of Deposit - 0.40%
Delta Southern Credit Union
5.00%, 11/01/2007	100,000	100,000
Hope Community Credit Union
5.50%, 09/13/2007	100,000	100,000

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

	Shares	Value
Latino Community Credit
4.00%, 05/10/2007	100,000	$100,000
Neighborhood National Bank
4.60%, 05/17/2007	2,000,000	2,000,000
Self Help Credit Union
5.27%, 07/04/2007	100,000	100,000
Shore Bank
4.50%, 04/26/2007	500,000	500,000
		2,900,000
Investment Company - 1.18%
Evergreen Institutional Money Market Fund	8,517,950	8,517,950
TOTAL SHORT TERM INVESTMENTS (Cost $11,417,950)		11,417,950

Total Investments (Cost $744,528,451) - 103.35%		745,528,627
Liabilities in Excess of Other Assets, Net (3.35)%		(24,193,151)
TOTAL NET ASSETS - 100.00%		$721,335,476

Footnotes

The following information for the Fund is presented on an income tax basis as of November 30, 2006:

Cost of Investments	$744,528,451
Gross Unrealized Appreciation	6,505,942
Gross Unrealized Depreciation	(5,505,766)

Net Unrealized Appreciation	$1,000,176

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

(a)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at November 30, 2006 is $39,890,695, which represents 5.53% of total net assets.
(b)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2006.
(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2006, these securities amounted to $11,107,415, which represents 1.54% of total net assets.

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2006 (Unaudited)

Assets:
Investments, at market (identified cost — $744,528,451)	$745,528,627
Receivables:
Capital shares sold	17,429
Interest and dividends	5,651,920
Investment securities sold	2,737,038
Prepaid expenses	64,533
Total Assets	$753,999,547

Liabilities:
Payables:
Capital shares payable	$121,505
Investment securities purchased	30,300,991
Distributions payable	1,606,750
Distribution fees	147,152
Advisory fees due to Advisor	294,306
Trustee fees	43,347
Accrued expenses	150,020
Total Liabilities	$32,664,071

Net Assets:	$721,335,476

Net Assets consist of:
Paid-In capital	724,593,767
Undistributed realized loss on investments	(4,258,467)
Net unrealized appreciation on investments	1,000,176

Net Assets (Unlimited shares of beneficial interest with no par value authorized; 68,433,364 shares outstanding)	$721,335,476

Net Asset Value and offering price per share ($721,335,476/68,433,364 shares)	$10.54

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

STATEMENT OF OPERATIONS
For the Six-Month Period Ended November 30, 2006 (Unaudited)

Investment Income:
Interest	$18,373,223
Dividends	126,222
Total investment income	$18,499,445

Expenses:
Investment advisory fees	$1,709,016
Distribution fees	854,508
Accounting and administration fees	202,237
Custodian fees	41,702
Consulting fees	22,061
Insurance expense	62,672
Interest expense	3,183
Officers’ compensation fees	17,548
Printing expense	10,027
Professional fees	151,691
Registration and filing expenses	18,822
Trustee fees	73,952
Other	79,826
Total net expenses	$3,247,245
Net investment income	$15,252,200

Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	(1,694,288)
Net change in unrealized appreciation/(depreciation) on investments	23,671,686
21,977,398
Net increase in net assets resulting from operations	$37,229,598

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Six-Month Period Ended November 30, 2006 (Unaudited)	For the Fiscal Year Ended May 31, 2006

Increase in Net Assets
Operations:
Net investment income	$15,252,200	$26,065,234
Net realized loss on investments	(1,694,288)	(2,000,953)
Net change in unrealized appreciation/(depreciation) on investments	23,671,686	(31,082,180)
Net increase/(decrease) in net assets resulting from operations	37,229,598	(7,017,899)

Distributions to shareholders from:
Net investment income	(15,252,200)	(26,075,234)
Total distributions	(15,252,200)	(26,075,234)

Capital share transactions:
Shares sold	53,244,299	97,810,066
Shares reinvested	5,918,475	10,317,076
Shares redeemed	(8,482,228)	(46,342,032)
Increase in net assets from capital share transactions	50,680,546	61,785,110
Increase in net assets	72,657,944	28,691,977

Net Assets:
Beginning of period	648,677,532	619,985,555
End of period	$721,335,476	$648,677,532
Undistributed net investment income	$—	$—

Share Transactions:
Shares sold	5,128,436	9,338,898
Shares reinvested	569,600	984,106
Shares redeemed	(811,928)	(4,422,347)
Increase in shares	4,886,108	5,900,657
Shares outstanding at beginning of period	63,547,256	57,646,599
Shares outstanding at end of period	68,433,364	63,547,256

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

FINANCIAL HIGHLIGHTS
Per Share Data (For a Share Outstanding Throughout Each Period)

	For the Six-Month Period Ended November 30, 2006 (Unaudited)(b)	For the Fiscal Year Ended May 31, 2006	For the Fiscal Year Ended May 31, 2005	For the Fiscal Year Ended May 31, 2004	For the Fiscal Year Ended May 31, 2003	For the Fiscal Year Ended May 31, 2002
Net Asset Value,
Beginning of Period	$10.21	$10.75	$10.49	$11.14	$10.39	$10.24

Investment Operations:
Net investment income(a)	0.23	0.43	0.39	0.39	0.48	0.53
Net realized and unrealized gain/(loss) on investments	0.33	(0.54)	0.26	(0.56)	0.75	0.19

Total from investment operations	0.56	(0.11)	0.65	(0.17)	1.23	0.72

Distributions from:
Net investment income	(0.23)	(0.43)	(0.39)	(0.39)	(0.48)	(0.53)
Realized capital gains	—	—	—	(0.09)	—	(0.04)

Total distributions	(0.23)	(0.43)	(0.39)	(0.48)	(0.48)	(0.57)

Net Asset Value, End of Period	$10.54	$10.21	$10.75	$10.49	$11.14	$10.39

Total Return	5.54%	(1.07)%	6.25%	(1.61)%	12.11%	7.12%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$721,335	$648,678	$619,986	$466,759	$308,092	$171,193
Ratio of expenses to average net assets:
Before advisory fee waiver	0.95%	0.95%	0.96%	0.99%	1.02%	1.25%
After advisory fee waiver	0.95%	0.95%	0.96%	0.99%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before advisory fee waiver	4.46%	4.09%	3.66%	3.65%	4.48%	5.04%
After advisory fee waiver	4.46%	4.09%	3.66%	3.65%	4.50%	5.29%
Portfolio turnover rate	18.98%	48.89%	50.46%	54.04%	70.60%	104.65%

(a) Based on the average daily number of shares outstanding during the period.
(b) Ratios have been annualized. Total return and portfolio turnover rate have not been annualized.

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS
November 30, 2006 (Unaudited)

Note 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. CRAFund Advisors, Inc., (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Such valuation methodologies are approved on a quarterly basis by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. The Advisor has determined that all investments held by the Fund are liquid.

Mortgage Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the statement of net assets on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. At November 30, 2006, the Fund had no repurchase agreements outstanding.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2006 (Unaudited)

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distribut-able net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2006 were as follows:

	Shares	Amount

Shares sold	5,128,436	$53,244,299
Shares reinvested	569,600	5,918,475
Shares redeemed	(811,928)	(8,482,228)
Net Increase	4,886,108	$50,680,546

Transactions in shares of the Fund for the fiscal year ended May 31, 2006 were as follows:

	Shares	Amount

Shares sold	9,338,898	$97,810,066
Shares reinvested	984,106	10,317,076
Shares redeemed	(4,422,347)	(46,342,032)
Net Increase	5,900,657	$61,785,110

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2006 (Unaudited)

Note 3 — INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2006, were as follows:

Purchases:
U.S. Government	$—
Other	200,654,232
Sales:
U.S. Government	—
Other	127,929,121

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At November 30, 2006, gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Appreciation	$6,505,942
Depreciation	(5,505,766)
Net appreciation on investments	$1,000,176

Note 4 - ADVISORY AND DISTRIBUTION FEES

The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment adviser, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Fund’s daily net assets. For the six-month period ended November 30, 2006, the Advisor received advisory fees of $1,709,016.

The Fund has adopted a distribution plan (the “Plan”), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will pay the distributor annual fees of up to 0.25% of the Fund’s average daily net assets for distribution and other services and the assumption of related expenses. For the six-month period ended November 30, 2006, the Fund incurred distribution expenses of $854,508.

For the year ending May 31, 2007, the Advisor has contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses exceed 1.00% of the Fund’s average daily net assets. For the six-month period ended November 30, 2006, the Advisor was not required to reimburse any Fund expenses.

The President and Treasurer of the Fund are affiliated with the Advisor.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2006 (Unaudited)

Note 5 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of dividends (other than return of capital dividends for the year) for each fiscal year indicated was as follows:

	Six-Month Period Ended November 30, 2006*	Fiscal Year Ended May 31, 2006	Fiscal Year Ended May 31, 2005

Distributions paid from:
Ordinary income	$15,252,200	$26,075,234	$19,782,916
Total Distributions	$15,252,200	$26,075,234	$19,782,916

* Tax information for the six-month period ended November 30, 2006, is an estimate, and the tax character of the dividends and distributions may be redesignated at the Fund’s fiscal year end.

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed capital loss	$(2,564,179)
Unrealized depreciation, net	(22,671,510)
Distributable Earnings, net	$(25,235,689)

For tax purposes, for the year ended May 31, 2006, the Fund distributed $26,075,234 of ordinary income and had tax basis capital losses of $2,000,593 and $403,933 available to offset future net capital gains through May 31, 2014 and 2013, respectively.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2007; should the Fund realize net capital losses in fiscal 2007 the losses will be carried forward and available for future years.

Note 6 - NEW ACCOUNTING PRONOUNCEMENTS

FASB Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” threshold, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of November 30, 2006, the Fund has not evaluated the impact that will result from adopting FIN 48.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2006 (Unaudited)

FASB Interpretation 157

On September 15, 2006, the FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the Fund’s financial statements; however, additional disclosures may be required relating to the inputs used to develop fair value measurements and the effect of certain of the measurements on changes in net assets for the period.

Note 7 - PROXY POLICIES & N-Q FILINGS

Proxy Policies (Unaudited)

A description of the policies and procedures that The Community Reinvestment Act Qualified Investment Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolios securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Form N-Qs are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Note 8 - SUBSEQUENT EVENT

Effective January 1, 2007, SEI Investments Global Funds Services replaced Citco Mutual Fund Services, Inc. (“CMFS”) as the Fund’s administrator and fund accounting agent. Effective January 8, 2007, (1) SEI Investments Distribution Co. replaced Citco Mutual Fund Distributors, Inc. as the Fund’s distributor and (2) SEI Investment Management Company replaced CMFS as the Fund’s transfer agent and dividend disbursing agent. Effective January 8, 2007, SEI Investment Management Company appointed UMB Fund Services, Inc. as sub-transfer agent for the Fund. SEI Investments Global Funds Services, SEI Investments Distribution Co. and SEI Investment Management Company are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. UMB Fund Services, Inc. is located at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233.

Investment Advisor:

CRAFund Advisors, Inc.
1830 Main Street, Suite 204
Weston, FL 33326

Administrator and Transfer Agent:

Citco Mutual Fund Services, Inc.
P.O. Box C-1100
Southeastern, PA 19398-1100

Legal Counsel:

Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996

Independent Auditors:

Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:

U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees

John E. Taylor, Chairman of the Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable at this time.
(a)	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: February 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: February 7, 2007

By (Signature and Title)*	/s/ Joseph H. Hastings
Joseph H. Hastings, Treasurer/Principal Financial Officer

Date: February 7, 2007

*	Print the name and title of each signing officer under his or her signature.